Statements of Operations (Unaudited) (USD $)	3 Months Ended		59 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
REVENUE
EXPENSES
General and administrative	8,166		18,612
Total Expenses	8,166		18,612
NET INCOME(LOSS)	$ (8,166)		$ (18,612)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	570,267	500,000
NET INCOME(LOSS) PER SHARE	$ (0.01)	$ 0